Liquidity - Cash and Cash Equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents
Cash at banks - current	€ 2,732	€ 2,877
Cash at banks - non-Current	0	0
Cash at banks	2,732	2,877
Time deposits - current	927	1,093
Time deposits - non-current	0	0
Time Deposits	927	1,093
Money market and other funds - current	1,655	1,347
Money market and other funds - non-current	0	0
Money market and other funds	1,655	1,347
Expected credit loss allowance, current	(3)	(3)
Expected credit loss allowance, non-current	0	0
Expected credit loss allowance	(3)	(3)
Cash and cash equivalents, current	5,311	5,314
Cash and cash equivalents, non-current	0	0
Cash and cash equivalents	€ 5,311	€ 5,314